19. LOSS PER SHARE: Schedule of Earnings Per Share, Basic and Diluted (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Details
Weighted average number of shares outstanding		137,571,316	80,700,135
Net loss per share, basic and diluted	[1]	$ (0.14)	$ (0.16)

[1]	Note 19.